Subsequent Events - Additional Information (Detail)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		17 Months Ended
	May 11, 2016 USD ($)	Mar. 29, 2016 USD ($)	Mar. 29, 2016 ILS (₪)	Oct. 08, 2015 USD ($)	Aug. 31, 2014 USD ($)	Aug. 31, 2014 ILS (₪)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2015
Research and development expense							$ 340,051	$ 15,613	$ 602,575	$ 477,607	$ 822,759	$ 836,698
Convertible Debt [Member]
Loans Receivable	$ 750,000
Convertible Debt [Member] | Maximum [Member]
Loans Receivable				$ 500,000
Israeli Innovation Authority [Member]
Research and development expense, CS participation percentage													50.00%
Israeli Innovation Authority [Member] | Maximum [Member]
Research and development expense					$ 924,166	₪ 3,594,082
Israeli Innovation Authority [Member] | ISRAEL
Research and development expense, CS participation percentage		60.00%	60.00%
Israeli Innovation Authority [Member] | ISRAEL | Maximum [Member]
Research and development expense		$ 794,963	₪ 3,041,529
Israeli Innovation Authority [Member] | Outside of Israel [Member]
Research and development expense, CS participation percentage		30.00%	30.00%
Israeli Innovation Authority [Member] | Outside of Israel [Member] | Maximum [Member]
Research and development expense		$ 215,630	₪ 825,000